SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA HONG KONG HOUSTON LONDON	LOS ANGELES NEW YORK PALO ALTO SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

May 22, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Small Cap Growth Fund II, a series of BlackRock Series, Inc.
(File Nos. 333-56203, 811-08797)

Ladies and Gentlemen:

On behalf of BlackRock Series, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 1, 2013, to the Prospectus, dated September 28, 2012 and as supplemented on March 1, 2013, of BlackRock Small Cap Growth Fund II (the “Fund”). The purpose of this filing is to submit the 497(e) filing dated May 1, 2013 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 839-5583.

Very truly yours,

/s/ Ellen W. Harris
Ellen W. Harris

Enclosures

cc:	Benjamin Archibald, Esq.
BlackRock Advisors, LLC

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